Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of inventories

in € thousand	June 30, 2025	December 31, 2024
Raw materials	27,619	28,086
Work in progress	49,215	36,832
Finished goods	18,739	19,493
Purchased goods (third party products)	2,478	4,762
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	98,051	89,173
Less: write-down provision	(36,320)	(35,510)
INVENTORIES	61,731	53,663

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

in € thousand	June 30, 2025	December 31, 2024
Raw materials	20,092	21,728
Work in progress	13,538	12,600
Finished goods	2,466	591
Purchased goods (third party products)	224	591
TOTAL WRITE-DOWN PROVISION	36,320	35,510